SCHEDULE OF PROPERTY AND EQUIPMENT NET OF ACCUMULATED DEPRECIATION (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (625,372)	$ (489,401)	$ (357,711)
Property and equipment, net of accumulated depreciation	196,521	305,777	507,377
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	794,932	769,105	836,709
Computer Equipment and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 26,961	$ 26,073	$ 28,379